5. GROUP STRUCTURE (Tables)	12 Months Ended
Dec. 31, 2018
Group Structure Tables Abstract
Sale of subsidiary and areas
12.31.2018
Sale price	10,197
Book value of assets sold and costs associated with the transaction	(8,553)
Result for sale	1,644
Interests (1)	133
Income tax	(818)
Included in results	959

Other comprehensive income (loss)
Reclasification from exchange differences on translation	223
Income tax	(67)
Included in Other comprehensive income	156

Total comprehensive income	1,115

12.31.2018
Sale price	1,044
Book value of assets sold and costs associated with the transaction	(1,044)
Result for sale	-
Income tax	-
Total result	-

Consolidated statement of comprehensive income related to discontinued operations
	Oil and gas	Refining y distribution	Eliminations	Total
Revenue	2,481	15,900	(3,388)	14,993
Cost of sales	(1,233)	(13,606)	3,419	(11,420)
Gross profit	1,248	2,294	31	3,573

Selling expenses	(72)	(1,243)	-	(1,315)
Administrative expenses	(46)	(152)	-	(198)
Exploration expenses	(4)	-	-	(4)
Other operating income	54	211	-	265
Other operating expenses	(231)	(378)	-	(609)
Result from the sale of shareholdings in companies and property, plant and equipment	1,644	-	-	1,644
Operating income	2,593	732	31	3,356

Gain (Loss) on monetary position	255	80	(47)	288
Financial income	148	27	-	175
Financial expenses	(20)	(10)	-	(30)
Other financial results	(135)	824	-	689
Financial results, net	248	921	(47)	1,122
Income (loss) before income tax	2,841	1,653	(16)	4,478
				-
Income tax	(973)	(486)	-	(1,459)
Profit (loss) of the year from discontinued operations	1,868	1,167	(16)	3,019

Other comprehensive income (loss)
Income tax	(67)	-	-	(67)
Reclasification from exchange differences on translation	223			223
Exchange differences on translation	156	-	-	156
Other comprehensive income of the year from discontinued operations	312	-	-	312
Total comprehensive income (loss) of the year from discontinued operations	2,180	1,167	(16)	3,331

	Oil and gas	Refining y distribution	Eliminations	Total
Total income (loss) of the year from discontinued operations attributable to:
Owners of the company	1,778	1,167	(16)	2,929
Non - controlling interest	90	-	-	90
	1,868	1,167	(16)	3,019

Total comprehensive income (loss) of the year from discontinued operations attributable to:
Owners of the company	2,026	1,167	(16)	3,177
Non - controlling interest	154	-	-	154
	2,180	1,167	(16)	3,331

	Oil and gas	Refining y distribution	Eliminations	Total
Revenue	9,755	27,439	(11,177)	26,017
Cost of sales	(9,468)	(23,313)	11,211	(21,570)
Gross profit	287	4,126	34	4,447

Selling expenses	(298)	(3,192)	-	(3,490)
Administrative expenses	(208)	(703)	-	(911)
Exploration expenses	(31)	-	-	(31)
Other operating income	604	365	-	969
Other operating expenses	(294)	(484)	-	(778)
Impairment of property, plant and equipment	-	(1,040)	-	(1,040)
Operating income (loss)	60	(928)	34	(834)

Financial income	36	25	-	61
Financial expenses	-	(27)	-	(27)
Other financial results	(375)	(20)	-	(395)
Financial results, net	(339)	(22)	-	(361)
Income before income tax	(279)	(950)	34	(1,195)

Income tax	(1,049)	351	-	(698)
Profit (Loss) of the year from discontinued operations	(1,328)	(599)	34	(1,893)

Other comprehensive income
Items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans	(11)	26	-	15
Income tax	67	(9)	-	58
Items that may be reclassified to profit or loss
Exchange differences on translation	(606)	-	-	(606)
Other comprehensive (loss) income of the year from discontinued operations	(550)	17	-	(533)
Total comprehensive (loss) income of the year from discontinued operations	(1,878)	(582)	34	(2,426)

	Oil and gas	Refining y distribution	Eliminations	Total
Total (loss) income of the year from discontinued operations attributable to:
Owners of the company	(1,503)	(599)	34	(2,068)
Non - controlling interest	175	-	-	175
	(1,328)	(599)	34	(1,893)

Total comprehensive (loss) income of the year from discontinued operations attributable to:
Owners of the company	(1,804)	(582)	34	(2,352)
Non - controlling interest	(74)	-	-	(74)
	(1,878)	(582)	34	(2,426)

	Oil and gas	Refining y distribution	Eliminations	Total
Revenue	5,159	13,759	(5,926)	12,992
Cost of sales	(4,077)	(12,547)	6,157	(10,467)
Gross profit	1,082	1,212	231	2,525

Selling expenses	(132)	(1,590)	-	(1,722)
Administrative expenses	(53)	(48)	-	(101)
Exploration expenses	(86)	-	-	(86)
Other operating income	494	964	(792)	666
Other operating expenses	(1,378)	(206)	792	(792)
Operating income (loss)	(73)	332	231	490

Financial income	80	13	-	93
Financial expenses	(21)	(19)	-	(40)
Other financial results	(90)	(84)	-	(174)
Financial results, net	(31)	(90)	-	(121)
(Loss) Income before income tax	(104)	242	231	369

Income tax	(50)	(84)	(83)	(217)
(Loss) Profit of the year from discontinued operations	(154)	158	148	152

Other comprehensive income
Items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans	(150)	29	-	(121)
Income tax	46	(11)	-	35
Items that may be reclassified to profit or loss
Exchange differences on translation	221	-	-	221
Other comprehensive income of the year from discontinued operations	117	18	-	135
Total comprehensive (loss) income of the year from discontinued operations	(37)	176	148	287

	Oil and gas	Refining y distribution	Eliminations	Total
Total (loss) income of the year from discontinued operations attributable to:
Owners of the company	(133)	158	148	173
Non - controlling interest	(21)	-	-	(21)
	(154)	158	148	152

Total comprehensive (loss) income of the year from discontinued operations attributable to:
Owners of the company	(2)	176	148	322
Non - controlling interest	(35)	-	-	(35)
	(37)	176	148	287

Consolidated statement of cash flows related to discontinued operations
	12.31.2018	12.31.2017	12.31.2016

Net cash (used in) generated by operating activities	(1,726)	3,291	2,902
Net cash used in investing activities	-	(1,897)	(1,238)
Net cash generated by (used in) financing activities	1,565	(1,168)	(1,726)
(Decrease) increase in cash and cash equivalents from discontinued operations	(161)	226	(62)

Cash and cash equivalents at the beginning of the year	238	142	275
Loss on net monetary position generated by cash and cash equivalents	(77)	(130)	(60)
(Decrease) increase in cash and cash equivalents	(161)	226	(73)
Cash and cash equivalents at the end of the year	-	238	142

Assets and liabilities held for sale
As of December 31, 2017	Oil and gas	Refining y distribution	Total
ASSETS
NON-CURRENT ASSETS
Property, plant and equipment	11,139	1,652	12,791
Intangible assets	459	154	613
Financial assets at amortized cost	52	-	52
Trade and other receivables	9	-	9
Total non-current assets	11,659	1,806	13,465

CURRENT ASSETS
Inventories	226	2,894	3,120
Financial assets at fair value through profit and loss	1,005	-	1,005
Trade and other receivables	629	-	629
Cash and cash equivalents	238	-	238
Total current assets	2,098	2,894	4,992
Total assets classified as held for sale	13,757	4,700	18,457

LIABILITIES
NON-CURRENT LIABILITIES
Defined benefit plans	143	86	229
Deferred tax liabilities	837	-	837
Provisions	1,361	77	1,438
Total non-current liabilities	2,341	163	2,504

CURRENT LIABILITIES
Trade and other payables	576	-	576
Salaries and social security payable	69	-	69
Defined benefit plans	3	9	12
Income tax and minimum notional income tax provision	38	-	38
Taxes payables	173	-	173
Provisions	75	52	127
Total current liabilities	934	61	995
Liabilities associated to assets classified as held for sale	3,275	224	3,499

Subsidiaries information
			12.31.2018	12.31.2017
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Corod	Venezuela	Oil	100.00%	100.00%
CPB	Argentina	Generation	100.00%	100.00%
CPB Energía S.A.	Argentina	Generation	100.00%	100.00%
Ecuador TLC S.A.	Ecuador	Oil	100.00%	100.00%
Edenor (2)	Argentina	Distribution of energy	52.18%	51.54%
Enecor S.A.	Argentina	Transportation of electricity	69.99%	69.99%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
PACOSA	Argentina	Distributor	100.00%	100.00%
PBI	Bolivia	Investment	100.00%	100.00%
PELSA (1)	Argentina	Oil	-	58.88%
Petrobras Energía Colombia Gran Cayman	Colombia	Oil	100.00%	100.00%
Petrobras Energía Ecuador	Gran Cayman	Investment	100.00%	100.00%
Petrobras Energía Operaciones Ecuador	Ecuador	Oil	100.00%	100.00%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
PHA	Spain	Investment	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
PP	Argentina	Investment	100.00%	100.00%
PPSL	Spain	Investment	100.00%	100.00%
TGU	Uruguay	Gas transportation	100.00%	100.00%
Transelec	Argentina	Investment	100.00%	100.00%
Trenerec Energía Bolivia	Bolivia	Investment	100.00%	-
Trenerec	Ecuador	Investment	100.00%	-

(1) See Note 5.2.1.

(2) Corresponds to effective interest considering the treasury shares in Edenor´s effect (51,76% nominal interes

Summary statement of financial position for subsidiaries with significant non-controlling interest
	12.31.2018	12.31.2017
Non Current
Total non current assets	63,284	57,134

Borrowings	7,192	6,189
Other non current liabilities	17,853	18,381
Total non current liabities	25,045	24,570

Current
Cash and cash equivalents	28	122
Other current assets	13,680	13,626
Total current assets	13,708	13,748

Borrowings	1,077	105
Other current liabilities	19,901	18,413
Total current liabilities	20,978	18,518

Total equity	30,969	27,794
Non-controlling interest	14,938	13,470

Summary statement of comprehensive income (loss) for subsidiaries with significant non-controlling interest
	12.31.2018	12.31.2017	12.31.2016
Revenue	55,954	39,603	25,827
Depreciation	(2,561)	(2,148)	(2,147)
Interest income	672	454	385
Interest expense	(4,968)	(2,567)	(2,589)

Profit for the year before tax	6,175	5,591	388
Income tax	(1,877)	(510)	(147)
Profit for the year	4,298	5,081	241

Other comprehensive loss	(47)	(14)	(7)
Total comprehensive profit of the year	4,251	5,067	234

Income of the year attributable to non-controlling interest	2,073	2,462	117
Other comprehensive income of the year attributable to non-controlling interest	(22)	(7)	(3)
Comprehensive income of the year attributable to non-controlling interest	2,051	2,455	114

Summary statement of cash flow
	12.31.2018	12.31.2017	12.31.2016
Net cash generated by operating activities	9,621	7,361	4,975
Net cash used in investing activities	(8,328)	(8,509)	(4,072)
Net cash used in (geneted by) financing activities	(2,097)	867	(947)
Decrease in cash and cash equivalents	(804)	(281)	(44)

Cash and cash equivalents at the begining of the year	122	382	238
Exchange differences in cash and cash equivalents	156	-	(9)
Result from exposure to inlfation	554	21	292
Cash and cash equivalents at the end of the year	28	122	477

Investments in associates and joint ventures information
		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the year/period	Equity	Direct and indirect participation %
Associates
Refinor	Refinery	09.30.2018	92	(113)	968	28.50%

Joint ventures
CIESA (1)	Investment	12.31.2018	639	5,871	16,748	50%
Citelec (2)	Investment	12.31.2018	556	1,531	7,481	50%
Greenwind	Generation	12.31.2018	5	(824)	(408)	50%

Interest in associates and joint ventures
	12.31.2018	12.31.2017
Disclosed in non-current assets
Associates
Refinor	960	1,094
Oldelval	-	379
OCP	1,305	-
Other	10	1
	2,275	1,474
Joint ventures
CIESA	9,755	7,606
Citelec	3,303	2,534
Greenwind	-	261
	13,058	10,401
	15,333	11,875
Disclosed in non-current liabilities
Greenwind (1)	153	-
	153	-

Result from interests in associates and joint ventures
	12.31.2018	12.31.2017	12.31.2016
Associates
Oldelval	116	41	7
Refinor	(138)	(113)	(4)
OCP	1,305	-	-
Other	1	(3)	-
	1,284	(75)	3

Joint ventures
CIESA	2,793	949	191
Citelec	801	1,012	92
Greenwind	(414)	(73)	-
	3,180	1,888	283
	4,464	1,813	286

Evolution of interests in associates and joint ventures
	Note	12.31.2018	12.31.2017	12.31.2016
At the beginning of the year		11,875	9,608	2,136
Reclassifications (1)		-	457	-
Increase for subsidiaries acquisition		-	-	7,254
Dividends	17	(706)	-
Other decreases	13.1	(434)	(3)	(68)
Share of profit		4,464	1,813	286
Other comprehensive loss		(19)	-
At the end of the year		15,180	11,875	9,608

Participation in exploration and production of oil and gas areas
			Participation			Duration Up To
Name	Note	Location	Direct	Indirect	Operator

Argentine production
Río Neuquén		Río Negro and Neuquén	33.07%	-	YPF	2027/2051
Sierra Chata		Neuquén	45.55%	-	PAMPA	2053
El Mangrullo		Neuquén	100.00%	-	PAMPA	2053
La Tapera - Puesto Quiroga		Chubut	35.67%	-	Tecpetrol	2027
El Tordillo		Chubut	35.67%	-	Tecpetrol	2027
Aguaragüe		Salta	15.00%	-	Tecpetrol	2023/2027
Gobernador Ayala		Mendoza	22.51%	-	Pluspetrol	2,036
Anticlinal		Neuquén	15.00%	-	YPF	2026
Estación Fernández Oro		Río Negro	15.00%	-	YPF	2026
Rincón del Mangrullo		Neuquén	50.00%	-	YPF	2052
Senillosa	(a)	Neuquén	85.00%	-	PAMPA	2040

Foreign
Oritupano - Leona		Venezuela	-	22.00%	PDVSA	2025
Acema		Venezuela	-	34.49%	PDVSA	2025
La Concepción		Venezuela	-	36.00%	PDVSA	2025
Mata		Venezuela	-	34.49%	PDVSA	2025

Argentine exploration
Parva Negra Este		Neuquén	42.50%	-	PAMPA	2019
Enarsa 1 (E1)	(b)	Argentine Continental Shelf	25.00%	-	YPF	-
Enarsa 3 (E3)	(b)	Argentine Continental Shelf	35.00%	-	PAMPA	-
Chirete		Salta	50.00%	-	High Luck Group Limited	2019
Río Atuel		Mendoza	33.33%	-	Tecpetrol	2019
Borde del Limay	(c)	Neuquén	85.00%	-	PAMPA	2014
Los Vértices	(c)	Neuquén	85.00%	-	PAMPA	2014
Veta Escondida y Rincón de Aranda		Neuquén	55.00%	-	PAMPA	2027
Las Tacanas Norte		Neuquén	90.00%	-	PAMPA	2023

Exploratory well costs
	12.31.2018	12.31.2017	12.31.2016

At the beginning of the year	452	486	208
Increase for subsidiaries acquisition	-	-	425
Increases	309	226	188
Transferred to development	(5)	(216)	(136)
Loss of the year	(28)	(44)	(199)
At the end of the year	728	452	486

Number of wells at the end of the year	7	7	7